Financial Instruments - Schedule of foreign currency risk (Details)	Mar. 31, 2021 CAD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)
Disclosure of detailed information about financial instruments [line items]
Cash		$ 15,096,200	$ 299,719
Accounts Receivable		4,447,617	943,812
Accounts Payable and Accrued Liabilities		$ (1,294,056)	$ (1,021,738)
Currency risk
Disclosure of detailed information about financial instruments [line items]
Cash	$ 483,977
Accounts Receivable	28,186
Promissory Notes Receivable	140,000
Accounts Payable and Accrued Liabilities	$ (172,641)